Non-operating income (expenses)	12 Months Ended
Dec. 31, 2023
OtherNonoperatingIncomeAndExpense [Abstract]
Non-operating income (expenses)
37.
NON-OPERATING
INCOME (EXPENSES)

(1)	Details of gains or losses on valuation of investments in joint ventures and associates are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Gains on valuation of investments in joint ventures and associates	80,268	98,858	132,541
Reversal of impairment losses of investments in joint ventures and associates	1,744	—	—
Losses on valuation of investments in joint ventures and associates	(7,405)	(11,134)	(22,710)
Impairment losses of investments in joint ventures and associates	(12,411)	(17,728)	—

Total	62,196	69,996	109,831

(2)	Details of other non-operating income and expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Other non-operating incomes	188,129	158,778	117,746
Other non-operating expenses	(223,029)	(111,728)	(209,153)

Total	(34,900)	47,050	(91,407)

(3)	Details of other non-operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Rental fee income	15,056	22,798	26,477
Gains on disposal of investments in joint ventures and associates	70,834	599	33,123
Gains on disposal of premises and equipment, intangible assets and other assets	51,083	55,852	5,267
Reversal of impairment loss of premises and equipment, intangible assets and other assets	166	310	230
Others (*)	50,990	79,219	52,649

Total	188,129	158,778	117,746

(*)	Others include 46,536 million Won and 14,060 million Won of other gains related to other provisions for the years ended December 31, 2022 and 2023, respectively.

(4)	Details of other non-operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Depreciation on investment properties	2,809	3,925	5,398
Operating expenses on investment properties	1,174	1,448	2,058
Losses on disposal of investment in joint ventures and associates	174	3,690	588
Losses on disposal of premises and equipment, intangible assets and other assets	3,354	3,177	1,873
Impairment losses of premises and equipment, intangible assets and other assets	656	260	129
Donation	39,335	50,547	63,729
Others (*)	175,527	48,681	135,378

Total	223,029	111,728	209,153

(*)
Others include 75,921 million Won, 18,458 million Won and 66,910 million Won of other losses related to other provisions for the years ended December 31, 2021, 2022 and 2023, respectively. And they include 62,196 million Won of other losses related to embezzlement accidents for the years ended December 31, 2021.